CONVERTIBLE NOTE PAYABLE (Schedule of Converitble Debt, Activity) (Details) (USD $)	9 Months Ended			9 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014 RM-DC Note [Member]	Apr. 04, 2014 RM-DC Note [Member]	Sep. 30, 2014 MP Note [Member]
Convertible Debt, principal amount	$ 648,479			$ 543,479	$ 543,479	$ 105,000
Less: repayment of principle	0
Less: discount related to fair value of the embedded conversion feature	(552,701)	0		(452,703)		(100,000)
Less: discount related to 8% original issue discount and financing cost	(68,482)			(63,482)
Amortization of the debt discount on notes	134,536			133,598		938
Carrying value at September 30, 2014	$ 161,832		$ 0